Trade payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade payables

14      Trade payables

	Note	2025	2024

Domestic market
Third parties		1,668	1,645
Third parties (forfait)	(i)	3	688
Total Third parties		1,671	2,333

Related parties		104	226
Related parties (forfait)	(i)		1,073
Total Related parties	8	104	1,299

Foreign market
Third parties	(ii)	11,423	13,331

		13,198	16,963

Current liabilities		13,177	16,883
Non-current liabilities	(iii)	21	80
Total		13,198	16,963

(i) The Company has payment agreements with financial institutions and forfaiting agreements that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company’s interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained. The balances classified as forfaiting represent amounts prepaid to the Company's suppliers, which, during the year, were affected by a reduction in the available limits of payment agreements with financial institutions (see note 1). The maturity of trade payables included in the forfaiting program is equivalent to the maturity of trade payables of Braskem's other suppliers in Brazil, with a maturity period ranging between 30 and 180 days.

(ii) Includes R$ 7.8 billion (2024: R$ 9.2 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.

(iii) In the Statement of Financial Position, the non-current balance is presented under the heading “other liabilities”.